Document and Entity Information Document	9 Months Ended
Sep. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Quad/Graphics, Inc.
Entity Central Index Key	0001481792
Document Type	8-K/A
Document Period End Date	Sep. 30, 2014
Amendment Flag	true
Amendment Description	The purpose of this Amendment No. 1 to the Quad/Graphics, Inc. (the "Company") Current Report on Form 8-K, dated January 6, 2015 and filed with the Securities and Exchange Commission on January 8, 2015 (the "Form 8-K"), is solely to furnish Exhibit 101 to (a) the updated audited consolidated financial statements in Item 8, "Financial Statements and Supplementary Data," included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013 (the "Updated 2013 Financial Statements") and (b) the updated unaudited condensed consolidated financial statements of the Company as of September 30, 2014 and December 31, 2013, and for the three and nine months ended September 30, 2014 and 2013, including the notes thereto (the "Updated 2014 Quarterly Financial Statements"), which provides certain items formatted in eXtensible Business Reporting Language ("XBRL"). No other changes have been made to the Form 8-K. This Amendment No. 1 to the Form 8-K speaks as of the original filing date of the Form 8-K, does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update in any way disclosures made in the original Form 8-K.